Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Deposits from banks [Abstract]
Non-interest bearing	€ 252	€ 177
Interest bearing	20,244	23,080
Deposits from banks	€ 20,496	€ 23,257